NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.9%		Shares	Value
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)		1,498	$636,186

Automobiles - 3.4%
Tesla, Inc. (a)		31,431	11,684,474

Beverages - 2.0%
Coca-Cola Europacific Partners PLC		8,779	795,992
Keurig Dr. Pepper, Inc.		27,093	713,359
Monster Beverage Corp. (a)		18,869	1,367,248
PepsiCo, Inc.		25,673	3,986,760
			6,863,359

Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)		1,809	598,544
Amgen, Inc.		10,337	3,637,073
Gilead Sciences, Inc.		23,355	3,254,986
Insmed, Inc. (a)		2,088	341,430
Regeneron Pharmaceuticals, Inc.		1,979	1,529,055
Vertex Pharmaceuticals, Inc. (a)		4,904	2,189,832
			11,550,920

Broadline Retail - 5.4%
Amazon.com, Inc. (a)		75,176	15,656,905
MercadoLibre, Inc. (a)		955	1,651,214
PDD Holdings, Inc. - ADR (a)		12,887	1,316,794
			18,624,913

Chemicals - 1.3%
Linde PLC		8,779	4,352,277
Solstice Advanced Materials, Inc.		2,957	225,205
			4,577,482

Commercial Services & Supplies - 0.6%
Cintas Corp.		7,695	1,301,532
Copart, Inc. (a)		18,202	604,307
			1,905,839

Communications Equipment - 1.7%
Cisco Systems, Inc.		74,268	5,762,454

Construction & Engineering - 0.2%
Ferrovial SE		10,920	710,346

Consumer Staples Distribution & Retail - 5.7%
Costco Wholesale Corp.		8,311	8,281,330
Walmart, Inc.		91,029	11,313,084
			19,594,414

Electric Utilities - 1.4%
American Electric Power Co., Inc.		10,227	1,340,555
Constellation Energy Corp.		5,818	1,624,677
Exelon Corp.		19,321	947,115
Xcel Energy, Inc.		11,446	909,270
			4,821,617

Energy Equipment & Services - 0.3%
Baker Hughes Co.		18,918	1,154,944

Entertainment - 3.1%
Electronic Arts, Inc.		4,841	986,935
Netflix, Inc. (a)		80,081	7,699,788
Take-Two Interactive Software, Inc. (a)		3,594	709,815
Warner Bros. Discovery, Inc. (a)		46,622	1,280,240
			10,676,778

Financial Services - 0.3%
PayPal Holdings, Inc.		18,414	832,865

Food Products - 0.6%
Kraft Heinz Co.		23,540	529,415
Mondelez International, Inc. - Class A		24,828	1,431,086
			1,960,501

Ground Transportation - 0.7%
CSX Corp.		35,861	1,472,094
Old Dominion Freight Line, Inc.		4,215	823,611
			2,295,705

Health Care Equipment & Supplies - 1.5%
Dexcom, Inc. (a)		7,780	488,584
GE HealthCare Technologies, Inc.		9,077	646,101
IDEXX Laboratories, Inc. (a)		1,526	857,444
Intuitive Surgical, Inc. (a)		6,704	3,090,477
			5,082,606

Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. - Class A (a)		8,305	1,048,755
Booking Holdings, Inc.		588	2,475,668
DoorDash, Inc. - Class A (a)		7,830	1,175,674
Marriott International, Inc. - Class A		5,195	1,699,129
Starbucks Corp.		21,862	1,958,617
			8,357,843

Industrial Conglomerates - 0.8%
Honeywell International, Inc.		11,930	2,696,538

Interactive Media & Services - 10.2%
Alphabet, Inc. - Class A		41,297	11,875,365
Alphabet, Inc. - Class C		38,368	11,006,245
Meta Platforms, Inc. - Class A		20,756	11,875,130
			34,756,740

IT Services - 1.0%
Cognizant Technology Solutions Corp. - Class A		9,394	576,322
Shopify, Inc. - Class A (a)		22,832	2,708,332
			3,284,654

Machinery - 0.3%
PACCAR, Inc.		10,095	1,165,973

Media - 0.7%
Charter Communications, Inc. - Class A (a)		2,596	560,424
Comcast Corp. - Class A		68,963	1,979,928
			2,540,352

Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.		5,542	1,096,152

Professional Services - 1.0%
Automatic Data Processing, Inc.		7,592	1,542,543
Paychex, Inc.		6,895	635,167
Thomson Reuters Corp.		8,607	774,458
Verisk Analytics, Inc.		2,703	512,894
			3,465,062

Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)		8,361	337,283

Semiconductors & Semiconductor Equipment - 25.3% (b)
Advanced Micro Devices, Inc. (a)		30,353	6,174,711
Analog Devices, Inc.		9,196	2,925,615
Applied Materials, Inc.		14,923	5,100,532
ARM Holdings PLC - ADR (a)		2,627	397,413
ASML Holding NV		1,581	2,088,232
Broadcom, Inc.		33,569	10,389,941
Intel Corp. (a)		92,404	4,077,789
KLA Corp.		2,459	3,620,656
Lam Research Corp.		23,741	5,072,502
Marvell Technology, Inc.		16,126	1,597,280
Microchip Technology, Inc.		10,739	693,847
Micron Technology, Inc.		20,823	7,034,842
Monolithic Power Systems, Inc.		557	608,996
NVIDIA Corp.		172,431	30,071,966
NXP Semiconductors NV		4,860	956,740
QUALCOMM, Inc.		20,270	2,610,371
Texas Instruments, Inc.		17,109	3,321,541
			86,742,974

Software - 13.0%
Adobe, Inc. (a)		7,937	1,929,326
AppLovin Corp. - Class A (a)		5,738	2,283,724
Atlassian Corp. - Class A (a)		3,164	215,943
Autodesk, Inc. (a)		4,139	990,877
Cadence Design Systems, Inc. (a)		5,098	1,416,581
Crowdstrike Holdings, Inc. - Class A (a)		4,703	1,836,098
Datadog, Inc. - Class A (a)		6,243	736,986
Fortinet, Inc. (a)		14,676	1,199,323
Intuit, Inc.		5,215	2,254,862
Microsoft Corp.		52,461	19,419,488
Palantir Technologies, Inc. - Class A (a)		44,804	6,553,929
Palo Alto Networks, Inc. (a)		12,532	2,009,130
Roper Technologies, Inc.		2,061	729,305
Strategy, Inc. - Class A (a)		5,005	624,624
Synopsys, Inc. (a)		3,547	1,406,315
Workday, Inc. - Class A (a)		4,144	538,389
Zscaler, Inc. (a)		2,904	407,402
			44,552,302

Specialty Retail - 0.8%
O'Reilly Automotive, Inc. (a)		16,360	1,510,192
Ross Stores, Inc.		6,250	1,353,937
			2,864,129

Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.		105,190	26,696,170
Seagate Technology Holdings PLC		4,083	1,599,556
Western Digital Corp.		4,804	1,299,434
			29,595,160

Trading Companies & Distributors - 0.3%
Fastenal Co.		22,001	1,020,846

Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc.		21,102	4,432,053
TOTAL COMMON STOCKS (Cost $219,623,660)			335,643,464

PURCHASED OPTIONS - 1.6%	Notional Amount	Contracts	Value
Put Options - 1.6%
NASDAQ-100® Index (c)(d) Expiration: 05/15/2026; Exercise Price: $22,400.00	334,736,679	141	5,420,745
TOTAL PURCHASED OPTIONS (Cost $5,505,343)			5,420,745

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)		2,717,058	2,717,058
TOTAL MONEY MARKET FUNDS (Cost $2,717,058)			2,717,058

TOTAL INVESTMENTS - 100.3% (Cost $227,846,061)			343,781,267
Liabilities in Excess of Other Assets - (0.3)%			(1,124,565)
TOTAL NET ASSETS - 100.0%			$342,656,702

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.4)%	Notional Amount	Contracts	Value
Call Options - (1.6)%
NASDAQ-100® Index (a)(b) Expiration: 05/15/2026; Exercise Price: $24,400.00	$(251,646,014)	(106)	$(5,438,860)

Put Options - (0.8)%
NASDAQ-100® Index (a)(b) Expiration: 05/15/2026; Exercise Price: $21,000.00	(334,736,679)	(141)	(2,619,780)
TOTAL WRITTEN OPTIONS (Premiums received $8,023,369)			$(8,058,640)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Nasdaq-100® Hedged Equity Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$335,643,464	$–	$–	$335,643,464
Purchased Options	–	5,420,745	–	5,420,745
Money Market Funds	2,717,058	–	–	2,717,058
Total Investments	$338,360,522	$5,420,745	$–	$343,781,267

Liabilities:
Written Options	$–	$(8,058,640)	$–	$(8,058,640)
Total Written Options	$–	$(8,058,640)	$–	$(8,058,640)

Refer to the Schedule of Investments for further disaggregation of investment categories.